Series F Floating Rate Strategies Series Investment Objectives and Goals - Series F Floating Rate Strategies Series	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Series F (Floating Rate Strategies Series)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Series F seeks to provide a high level of current income while maximizing total return.